Goodwill and Other Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Total
Intangible assets, net at December 31, 2019	$2,524,000	$514,815	$3,038,815
Amortization expense	-	(15,908)	(15,908)
Intangible assets, net at March 31, 2020	$2,524,000	$498,907	$3,022,907

Weighted average remaining amortization period at March 31, 2020 (in years)		7.8

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Non-Compete Agreement	Total
Intangible assets, net at December 31, 2017	$2,524,000	642,429	15,451	3,181,880
Amortization expense	-	(63,808)	(2,365)	(66,173)
Impairment of intangible assets	-	-	(13,086)	(13,086)
Intangible assets, net at December 31, 2018	2,524,000	$578,621	$-	$3,102,621
Amortization expense	-	(63,806)	-	(63,806)
Intangible assets, net at December 31, 2019	$2,524,000	$514,815	$-	$3,038,815

Weighted average remaining amortization period at December 31, 2019 (in years)		8.1	0.0

Schedule of Future Amortization Expense	The estimated future amortization expense is as follows:
For the Year Ended December 31,	Franchise Agreements
2020	$63,981
2021	63,806
2022	63,806
2023	63,806
2024	63,981
Thereafter	195,435
$514,815